OTHER LONG-TERM LIABILITIES - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Retirement Indemnity Plans, France
Non-current liabilities	€ 1,123	€ 1,084
Total projected benefit obligation	1,123	1,084
Defined Benefit Retirement Indemnity Plans, Japan
Non-current liabilities	1,055	1,157
Current liabilities	145	70
Total projected benefit obligation	€ 1,200	€ 1,227